Derivative financial instruments	12 Months Ended
Dec. 31, 2022
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Derivative financial instruments
20. Derivative financial instruments
31 December 2022

	Asset £m	Current Liability £m	Non-current liability £m	Total £m
Derivatives carried at fair value through profit and loss
Forward exchange contracts that are not designated in hedge accounting relationships	—	(0.2)	—	(0.2)
Derivatives that are designated and effective as hedging instruments carried at fair value
Forward exchange contracts	0.5	(0.6)	—	(0.1)

	0.5	(0.8)	—	(0.3)

31 December 2021

	Asset £m	Current Liability £m	Non-current liability £m	Total £m
Derivatives carried at fair value through profit and loss
Forward exchange contracts that are not designated in hedge accounting relationships	0.2	(0.1)	—	0.1
Derivatives that are designated and effective as hedging instruments carried at fair value
Forward exchange contracts	0.3	(0.1)	—	0.2

	0.5	(0.2)	—	0.3

Further details of derivative financial instruments are provided in note 26.